Share-Based compensation	9 Months Ended
Sep. 30, 2022
Share-Based compensation
Share-Based compensation

16.Share-Based compensation

Equity-settled share-based payment transactions

As of September 30, 2022, the Company had four outstanding equity-settled share-based incentive plans, including (i) the 2016 warrants plan (the 2016 Plan), (ii) the 2018 warrants plan (the 2018 Plan), (iii) the 2020 warrants plan (the 2020 Plan) and (iv) the 2021 warrants plan (the 2021 plan). The Company had an extraordinary shareholders’ meeting on February 21, 2020 where it was decided to achieve a share split in a ratio of 500:1. Per warrant issued before February 21, 2020, 500 common shares will be issuable.

In accordance with the terms of the various plans, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

The changes of the period for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2022	2021
Outstanding at January 1	993,490	1,007,500
Granted	536,500	401,240
Forfeited/Cancelled	(41,125)	—
Exercised	(35,000)	(189,500)
Outstanding as at September 30	1,453,865	1,219,240
Exercisable as at September 30	783,995	918,310

On February 21, 2022,  219,000 warrants were granted from which 5,000 warrants were not accepted. On May 14, 2022 and June 8, 2022 respectively 72,500 and 175,000 warrants were granted which were all accepted. On August 8, 2022, 75,000 warrants were granted which were all accepted.

The following tables provide the input to the Black-Scholes model for warrants granted in 2018, 2019, 2020, 2021 and 2022 related to the 2016 warrant plan, the 2018 warrant plan, the 2020 warrant plan and the 2021 warrant plan. The tables and notes uses as a basis, the number of shares the warrants give right to across all plans.

	Plan 2016	Plan 2018	Plan 2013	Plan 2018	Plan 2020
	(grant 2018)	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	56.32%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	11.94
Stock price	1.09	10.24	10.20	10.20	10.20
Fair value	0.10	5.30	3.31	3.31	3.31

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.30%	51.50%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.36)%	(0.18)%	0.37%	0.37%	0.50%
Expected life	3	3	3	3	4
Exercise price	25.31	25.31	17.76	25.31	17.76
Stock price	25.75	20.50	17.50	17.50	17.50
Fair value	9.22	5.94	6.05	4.15	6.90

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant May 14	(grant June 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	1.06%	1.60%	1.39%	1.45%
Expected life	3	3	3	4
Exercise price	13.82	12.95	9.66	9.66
Stock price	13.82	13.34	9.75	9.75
Fair value	4.94	5.21	3.79	4.32

The Company has recognized €2.1 million share-based payment expense for the nine months ended September 30, 2022 (2021: €0.8 million).